WILLIAM BLAIR FUNDS

WILLIAM BLAIR MACRO ALLOCATION FUND

SUPPLEMENT TO CLASS N PROSPECTUS DATED NOVEMBER 29, 2011

Effective December 31, 2012, the information below replaces applicable disclosure in the Prospectus under “Summary – Purchase and Sale of Fund Shares – Purchase,” “Your Account – How to Buy Shares – Minimum Investments” and “Shareholder Services and Account Policies – Retirement Plans.”

The minimum initial investment for a regular account or Individual Retirement Account is $2,500.

Effective December 31, 2012, the information below replaces applicable disclosure in the Prospectus under “Your Account – How to Sell Shares – Automatic Redemption of Small Accounts.”

The minimum is $2,500 per account for regular accounts and Individual Retirement Accounts.

Effective December 31, 2012, the information below replaces applicable disclosure in the Prospectus under “Shareholder Services and Account Policies – Systematic Withdrawal Plan.”

The minimum amount to establish a systematic withdrawal plan is $2,500.

Effective December 31, 2012, the paragraph below replaces the disclosure in the Prospectus under “Your Account – How to Sell Shares – Signature Guarantees.”

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $75,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Dated: November 30, 2012

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

WILLIAM BLAIR MACRO ALLOCATION FUND

SUPPLEMENT TO CLASS I PROSPECTUS DATED NOVEMBER 29, 2011

The paragraph below replaces the disclosure for the Fund in the Prospectus under “Summary – Purchase and Sale of Fund Shares – Purchase.”

Purchase. The minimum initial investment for a regular account or an Individual Retirement Account is $500,000 (or any lesser amount if, in the Advisor’s opinion, the investor has adequate intent and availability of funds to reach a future level of investment of $500,000). There is no minimum for subsequent purchases. The Advisor reserves the right to offer Fund shares without regard to the minimum purchase amount requirements to qualified or non-qualified employee benefit plans. Certain exceptions to the minimum initial and subsequent amounts may apply. Class I shares are only available to certain investors. See “Your Account—Class I Shares” for information on the eligibility requirements applicable to purchasing Class I shares.

Effective December 31, 2012, the paragraph below replaces the disclosure in the Prospectus under “Your Account – How to Sell Shares – Signature Guarantees.”

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of FINRA or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	You wish to redeem shares having a value of $75,000 or more in a single transaction;

—	Your account registration has changed; or

—	You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Dated: November 30, 2012

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

WILLIAM BLAIR MACRO ALLOCATION FUND

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED

NOVEMBER 29, 2011

Effective December 31, 2012, the paragraph below replaces the disclosure in the Prospectus under “Your Account – How to Buy Shares – Minimum Investment.”

Minimum Investment. The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although service agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Funds may waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Funds or the Distributor. The Distributor also reserves the right to offer Fund shares without regard to the minimum initial investment to qualified or non-qualified employee benefit plans. The Funds do not issue share certificates.

Dated: November 30, 2012

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.